Stock Option Plans - Schedule of Restricted Stock Activity (Details) - Restricted stock units - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Number of Restricted Stock Units
Number of Restricted Stock Units Outstanding Beginning of Period (in shares)	21,374,022	11,228,365	5,278,205
Granted (in shares)	3,531,520	12,152,584	7,559,269
Canceled (in shares)	(666,479)	(1,958,621)	(809,557)
Vested and converted to shares (in shares)	(41,115)	(48,306)	(799,552)
Number of Restricted Stock Units Outstanding End of Period (in shares)	24,197,948	21,374,022	11,228,365
Weighted- Average Grant Date Fair Value Per Share
Weighted- Average Grant Date Fair Value Per Share Beginning of Period (in dollars per share)	$ 22.36	$ 26.17	$ 25.80
Granted (in dollars per share)	16.55	19.25	26.16
Canceled (in dollars per share)	16.43	25.03	23.99
Vested and converted to shares (in dollars per share)	22.38	24.85	25.82
Weighted- Average Grant Date Fair Value Per Share End of Period (in dollars per share)	$ 15.25	$ 22.36	$ 26.17